Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and Equipment consist of the following:

	Land and Buildings	Exploration Equipment and structures	Computer Equipment	Leasehold Improvement	Right of use assets (a)	Total
	$	$	$	$	$	$
Opening net book value, January 1, 2024	62,075	335,433	64,636	87,541	106,534	656,219
Additions	–	133,217	29,905	75,800	124,778	363,700
Depreciation (b)	(3,326)	(124,946)	(60,418)	(66,370)	(84,797)	(339,857)
Net book value, December 31, 2024	58,749	343,704	34,123	96,971	146,515	680,062
Balance, December 31, 2024
Cost	65,876	605,459	220,469	295,611	244,628	1,432,043
Accumulated depreciation	(7,127)	(261,755)	(186,346)	(198,640)	(98,113)	(751,981)
Net book value	58,749	343,704	34,123	96,971	146,515	680,062

	Land and Buildings	Exploration Equipment and structures	Computer Equipment	Leasehold Improvement	Right of use assets (a)	Total
	$	$	$	$	$	$
Opening net book value, January 1, 2023	–	193,363	86,281	121,103	92,829	493,576
Additions	65,876	222,387	41,343	23,900	119,850	473,356
Disposals and write-downs	–	–	–	–	(64,589)	(64,589)
Depreciation (b)	(3,801)	(80,317)	(62,988)	(57,462)	(41,556)	(246,124)
Net book value, December 31, 2023	62,075	335,433	64,636	87,541	106,534	656,219
Balance, December 31, 2023
Cost	65,876	472,243	190,563	219,809	119,850	1,068,341
Accumulated depreciation	(3,801)	(136,810)	(125,927)	(132,268)	(13,316)	(412,122)
Net book value	62,075	335,433	64,636	87,541	106,534	656,219

(a)	Right of use assets

Right of use assets as at December 31, 2024, are comprised of two warehouse leases each with an initial term of 3 years plus an extension for an additional term of 1 year, and one office lease with an initial term of 1 year plus an extension for an additional term of 1 year. The value of additions is determined as the present value of lease payments at the inception of the lease (see Note 11).

(b)	Depreciation

Depreciation expense for the year ended December, 31 2024 of $339,857 (year ended December 31, 2023 of $246,124) was recognized within exploration and evaluation expenses and general and administration expenses in the consolidated statement of operations and comprehensive loss (See Notes 19(a),(b)).